Equity (Details) - Schedule of changes in treasury shares - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Changes In Treasury Shares Abstract
Number of shares, Beginning Balance	3,185,087	2,761,820
Beginning Balance	R$ 40,085	R$ 31,501
Number of shares, Return of shares – Acquisition of Agrifirma	348,411	423,267
Return of shares – Acquisition of Agrifirma	R$ 9,676	R$ 8,584
Number of shares, Ending Balance	3,533,498	3,185,087
Ending Balance	R$ 49,761	R$ 40,085